Share Based Compensation (RSUs Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement, Options [Line Items]
Restricted shares, total cash consideration for purchase	$ 3,920,000	$ 4,462,000
Restricted shares [Member]
Share-based Compensation Arrangement, Options [Line Items]
Description of award	The Company periodically grants restricted shares. Restricted shares represent incentives for certain management (“employees” or “management”) in respect of their employment with the Company and to align the interests of management with the interests of the Company’s shareholders. Restricted shares vest when the employee has satisfied the requisite service period. Management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death and disability. Dividends received by the trustee, on restricted shares held for the benefit of management, are paid to the employee. The employee’s interest in restricted shares cannot be assigned or transferred.
Award vesting rights	The Company periodically grants restricted shares. Restricted shares represent incentives for certain management (“employees” or “management”) in respect of their employment with the Company and to align the interests of management with the interests of the Company’s shareholders. Restricted shares vest when the employee has satisfied the requisite service period. Management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death and disability. Dividends received by the trustee, on restricted shares held for the benefit of management, are paid to the employee. The employee’s interest in restricted shares cannot be assigned or transferred.
Restricted shares, forfeiture date	2014-08	2013-09
Number of restricted shares, forfeited	13,000	8,000
Number of forfeited restricted shares sold by the Company	13,000	8,000
Proceeds from the sale of forfeited restricted shares	312,000	181,000
Recovery of previously recognized restricted share expense	255,000	94,000
Restricted shares [Member] | 2013 [Member]
Share-based Compensation Arrangement, Options [Line Items]
Award vesting rights		The restricted shares have vesting dates as follows: 2 restricted shares on December 15, 2013, 2.5 restricted shares on December 15, 2014, 13 restricted shares on December 15, 2015, 133.5 restricted shares on March 25, 2016, 1 restricted share on June 17, 2016, 1.5 restricted shares on July 2, 2016, 4.5 restricted shares on August 12, 2016 and 60 restricted shares on December 15, 2016.
Restricted shares granted		218,000
Restricted shares awarded, weighted average share price		$ 21.32
Restricted shares, total cash consideration for purchase		4,643,000
Restricted shares [Member] | 2014 [Member]
Share-based Compensation Arrangement, Options [Line Items]
Award vesting rights	The restricted shares have vesting dates as follows: 44 restricted shares on December 15, 2016, 25 restricted shares on December 31, 2016, 74 restricted shares on March 19, 2017, 20 restricted shares on April 30, 2017, 1 restricted share on June 15, 2017, 2 restricted shares on July 31, 2017 and 2 restricted shares on August 1, 2017.
Restricted shares granted	168,000
Restricted shares awarded, weighted average share price	$ 25.12
Restricted shares, total cash consideration for purchase	$ 4,232,000